Document and Entity Information	Feb. 19, 2021
Cover [Abstract]
Entity Registrant Name	ESCALADE INC
Amendment Flag	false
Entity Central Index Key	0000033488
Document Type	8-K
Document Period End Date	Feb. 19, 2021
Entity Incorporation State Country Code	IN
Entity File Number	0-6966
Entity Tax Identification Number	13-2739290
Entity Address, Address Line One	817 Maxwell Avenue
Entity Address, City or Town	Evansville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47711
City Area Code	(812)
Local Phone Number	467-1358
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No Par Value
Trading Symbol	ESCA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false